STATEMENTS OF FINANCIAL CONDITION - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Equity in commodity trading accounts:
Cash (including restricted cash of $64,470,217 for 2017 and $87,747,552 for 2016)		$ 662,002,685	$ 889,963,089
Unrealized profit on open futures contracts		26,926,899	22,615,031
Unrealized profit on open forwards contracts		8,014,190	4,887,369
Cash and cash equivalents		548,789	515,711
Other assets		606,748	260,679
TOTAL ASSETS		698,099,311	918,241,879
LIABILITIES:
Brokerage commissions payable		7,475	7,521
Sponsor and Performance fees payable		1,033,066	2,472,295
Redemptions payable		4,592,527	11,747,492
Unrealized loss on open futures contracts		15,093,936	12,781,752
Unrealized loss on open forwards contracts		3,291,347	3,746,400
Other liabilities		698,588	583,208
Total liabilities		24,716,939	31,338,668
MEMBERS' CAPITAL:
Members' Capital (421,581,510 Units and 588,474,702 Units outstanding; unlimited Units authorized)		673,382,372	886,903,211
Total Members' Capital		673,382,372	886,903,211
TOTAL LIABILITIES AND MEMBERS' CAPITAL		698,099,311	918,241,879
Class A
MEMBERS' CAPITAL:
Total Members' Capital	[1]	$ 304,532,437	$ 115,326,344
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.9438	$ 1.8617
Class C
MEMBERS' CAPITAL:
Total Members' Capital	[2]	$ 33,519,419	$ 384,498,441
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.7099	$ 1.6543
Class D
MEMBERS' CAPITAL:
Total Members' Capital		$ 48,680,095	$ 75,339,626
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 2.1682	$ 2.0509
Class I
MEMBERS' CAPITAL:
Total Members' Capital		$ 43,826,226	$ 54,423,920
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 2.0307	$ 1.9373
Class M
MEMBERS' CAPITAL:
Total Members' Capital		$ 120,886,365	$ 125,421,076
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.2214	$ 1.1524
Class F
MEMBERS' CAPITAL:
Total Members' Capital		$ 57,244,901	$ 53,645,210
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.2305	$ 1.1531
Class F1
MEMBERS' CAPITAL:
Total Members' Capital		$ 40,786,870	$ 38,222,098
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.2609	$ 1.1816
Class DI
MEMBERS' CAPITAL:
Total Members' Capital	[3]	$ 23,906,059	$ 40,026,496
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.0205	$ 0.9629

[1]	Subscription includes conversion in the amount of $218,797,150 which was converted from Class C in 2017.
[2]	Redemption includes conversion out in the amount of $218,797,150 which was converted to Class A in 2017.
[3]	Units issued on February 1, 2015.